Subsequent Events (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Nov. 17, 2017
Mortgage amount			$ 89,964	$ 88,925
Riverfront permanent loan			$ 89,964	$ 88,925
RiverFront Holdings II Stabilization
Stabilization percent leased and occupied	90.00%
Dock 79 EagleBank
Interest rate					4.125%
Term		120 months
Riverfront permanent loan					$ 90,000
Dock79 Proposed Loan
Mortgage amount	$ 92,000
Interest rate	3.03%
Term	12 years
Maren Proposed Loan
Mortgage amount	$ 88,000
Interest rate	3.03%
Term	12 years
Preferred equity financing advanced recovery	$ 13,750
Accrued Interest payment recovery	2,300
Dock 79 EagleBank
Prepayment penalty	$ 900